UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5482

DWS High Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS High Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 133.6%
Consumer Discretionary 20.5%
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,055,000	952,137
American Achievement Corp., 144A, 8.25%, 4/1/2012	205,000	200,900
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)	414,776	395,074
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	475,000	339,625
8.0%, 3/15/2014 (b)	200,000	156,000
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	515,000	458,350
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	205,000	148,113
Cablevision Systems Corp., Series B, 7.133% ***, 4/1/2009	240,000	241,200
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	345,000	269,100

Carrols Corp., 9.0%, 1/15/2013 (b)		215,000	181,675
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014		1,380,000	1,449,000
Cirsa Capital Luxembourg SA, 144A, 7.875%, 7/15/2012	EUR	205,000	240,596
CSC Holdings, Inc.:
6.75%, 4/15/2012		435,000	424,125
Series B, 7.625%, 4/1/2011		375,000	376,875
Series B, 8.125%, 7/15/2009		1,300,000	1,317,875
Series B, 8.125%, 8/15/2009		810,000	822,150
Denny's Holdings, Inc., 10.0%, 10/1/2012 (b)		135,000	129,600
DirecTV Holdings LLC, 144A, 7.625%, 5/15/2016		1,120,000	1,117,200
Dollarama Group LP, 8.883% ***, 8/15/2012 (c)		350,000	325,500
EchoStar DBS Corp.:
6.375%, 10/1/2011		610,000	596,275
6.625%, 10/1/2014		590,000	542,800
7.125%, 2/1/2016		550,000	506,000
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015		455,000	214,988
General Motors Corp.:
7.4%, 9/1/2025		245,000	110,250
8.375%, 7/15/2033		640,000	316,800
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		410,000	386,425
Group 1 Automotive, Inc., 8.25%, 8/15/2013		200,000	182,000
Hertz Corp., 8.875%, 1/1/2014		1,280,000	1,198,400
Idearc, Inc., 8.0%, 11/15/2016		960,000	434,400
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012		265,000	210,675
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014		415,000	296,725
Kabel Deutschland GmbH, 10.625%, 7/1/2014 (b)		735,000	755,212
Lamar Media Corp., Series C, 6.625%, 8/15/2015		285,000	252,581
Liberty Media LLC:
5.7%, 5/15/2013 (b)		60,000	52,913
8.25%, 2/1/2030		500,000	422,568
8.5%, 7/15/2029 (b)		675,000	575,558
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014		205,000	205,000
MGM MIRAGE:
6.0%, 10/1/2009		308,000	301,840
6.625%, 7/15/2015		255,000	203,363
6.75%, 9/1/2012		585,000	503,100
8.375%, 2/1/2011 (b)		425,000	385,687
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		650,000	632,125
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		1,130,000	1,005,700
Penske Automotive Group, Inc., 7.75%, 12/15/2016		835,000	677,394
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013		425,000	419,687
Quebecor Media, Inc., 7.75%, 3/15/2016		290,000	272,600
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **		330,000	148,500
Quiksilver, Inc., 6.875%, 4/15/2015 (b)		555,000	445,387
Reader's Digest Association, Inc., 9.0%, 2/15/2017		305,000	180,713
Sabre Holdings Corp., 8.35%, 3/15/2016		375,000	255,000
Seminole Hard Rock Entertainment, Inc., 144A, 5.276% ***, 3/15/2014		475,000	380,000
Shaw Communications, Inc., 8.25%, 4/11/2010		750,000	769,687
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015		335,000	272,188
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014		1,345,000	847,350
7.875%, 1/15/2014		140,000	111,300
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)		388,000	379,270
Sirius XM Radio, Inc., 9.625%, 8/1/2013 (b)		900,000	704,250
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013		405,000	311,850
Time Warner, Inc., 9.125%, 1/15/2013		845,000	922,245

Travelport LLC:
7.307% ***, 9/1/2014		315,000	248,063
9.875%, 9/1/2014		360,000	294,300
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		340,000	155,550
United Components, Inc., 9.375%, 6/15/2013		70,000	62,300
Unity Media GmbH:
144A, 8.75%, 2/15/2015	EUR	945,000	1,306,646
144A, 10.375%, 2/15/2015		260,000	250,900
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		325,000	232,375
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	435,000	583,923
144A, 8.0%, 11/1/2016	EUR	195,000	251,746
Videotron Ltd., 144A, 9.125%, 4/15/2018		160,000	168,200
Vitro SAB de CV:
9.125%, 2/1/2017		1,290,000	999,750
11.75%, 11/1/2013		165,000	153,863
Young Broadcasting, Inc., 8.75%, 1/15/2014		2,020,000	661,550

			32,303,067
Consumer Staples 3.5%
Alliance One International, Inc., 8.5%, 5/15/2012		205,000	192,188
Delhaize America, Inc.:
8.05%, 4/15/2027		115,000	122,595
9.0%, 4/15/2031		978,000	1,134,079
General Nutrition Centers, Inc., 7.199% ***, 3/15/2014 (PIK)		235,000	204,156
Harry & David Operations Corp., 7.682% ***, 3/1/2012		315,000	198,450
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		1,616,750	1,244,897
Smithfield Foods, Inc., 7.75%, 7/1/2017		275,000	246,125
Tyson Foods, Inc., 8.25%, 10/1/2011		415,000	419,731
Viskase Companies, Inc., 11.5%, 6/15/2011		2,185,000	1,769,850

			5,532,071
Energy 19.9%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		910,000	914,550
Belden & Blake Corp., 8.75%, 7/15/2012		1,940,000	1,973,950
Bristow Group, Inc., 7.5%, 9/15/2017		450,000	432,000
Chaparral Energy, Inc.:
8.5%, 12/1/2015		635,000	552,450
8.875%, 2/1/2017		230,000	199,525
Chesapeake Energy Corp.:
6.25%, 1/15/2018		260,000	237,900
6.875%, 1/15/2016		1,549,000	1,487,040
7.25%, 12/15/2018		725,000	706,875
7.5%, 6/15/2014 (b)		190,000	190,950
Cimarex Energy Co., 7.125%, 5/1/2017		360,000	351,000
Colorado Interstate Gas Co., 6.8%, 11/15/2015		1,020,000	1,030,592
Delta Petroleum Corp., 7.0%, 4/1/2015		850,000	667,250
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		130,000	128,050
8.375%, 5/1/2016		825,000	807,469
El Paso Corp.:
7.25%, 6/1/2018		620,000	609,150
9.625%, 5/15/2012		275,000	293,765
Energy Transfer Partners LP, 6.0%, 7/1/2013		1,145,000	1,155,844
EXCO Resources, Inc., 7.25%, 1/15/2011		628,000	621,720
Forest Oil Corp., 144A, 7.25%, 6/15/2019		230,000	211,600
Frontier Oil Corp., 6.625%, 10/1/2011		320,000	311,200

GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012	1,150,000	1,155,398
KCS Energy, Inc., 7.125%, 4/1/2012	1,735,000	1,639,575
Mariner Energy, Inc.:
7.5%, 4/15/2013	400,000	374,000
8.0%, 5/15/2017	445,000	407,175
Newfield Exploration Co., 7.125%, 5/15/2018	685,000	645,612
OPTI Canada, Inc.:
7.875%, 12/15/2014	540,000	533,925
8.25%, 12/15/2014	1,305,000	1,303,369
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	435,000	405,638
9.125%, 7/15/2013	415,000	412,925
Plains Exploration & Production Co.:
7.0%, 3/15/2017	380,000	342,000
7.625%, 6/1/2018	765,000	721,012
Quicksilver Resources, Inc., 7.125%, 4/1/2016	1,060,000	922,200
Range Resources Corp., 7.25%, 5/1/2018	75,000	72,750
Sabine Pass LNG LP, 7.5%, 11/30/2016	1,215,000	1,063,125
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	300,000	281,250
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	525,000	536,812
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015	230,000	171,350
Stone Energy Corp.:
6.75%, 12/15/2014	740,000	632,700
8.25%, 12/15/2011	1,155,000	1,120,350
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	340,000	348,274
Tesoro Corp., 6.5%, 6/1/2017	295,000	247,063
Whiting Petroleum Corp.:
7.0%, 2/1/2014	430,000	408,500
7.25%, 5/1/2012	830,000	800,950
7.25%, 5/1/2013	175,000	168,000
Williams Companies, Inc.:
8.125%, 3/15/2012	1,440,000	1,530,000
8.75%, 3/15/2032	1,695,000	1,906,875
Williams Partners LP, 7.25%, 2/1/2017	335,000	335,838

		31,369,546
Financials 16.7%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	1,065,000	1,022,400
Ashton Woods USA LLC, 9.5%, 10/1/2015	1,060,000	583,000
Bank of America Corp., 5.75%, 12/1/2017	700,000	653,003
Bank of New York Mellon Corp., 5.125%, 8/27/2013	1,025,000	1,027,908
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	200,000	112,000
Citigroup, Inc., 6.5%, 8/19/2013	1,160,000	1,161,266
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	1,646,500	1,811,150
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 **	5,807,673	0
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	2,660,000	2,037,669
7.375%, 10/28/2009	2,485,000	2,309,619
7.875%, 6/15/2010	1,295,000	1,116,328
General Electric Capital Corp., 5.625%, 5/1/2018	1,105,000	1,074,304
GMAC LLC, 6.875%, 9/15/2011	5,570,000	3,456,408
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	815,000	821,112
8.875%, 4/1/2015 (PIK) (b)	635,000	633,413
9.75%, 4/1/2017	880,000	862,400
Hexion US Finance Corp., 9.75%, 11/15/2014	210,000	174,825
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	1,215,000	1,237,781

iPayment, Inc., 9.75%, 5/15/2014	365,000	305,688
JPMorgan Chase Bank NA, 6.0%, 10/1/2017	700,000	677,597
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	345,000	255,300
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	570,000	363,375
NiSource Finance Corp., 6.15%, 3/1/2013	1,150,000	1,142,229
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	435,000	434,456
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	81,000	86,164
Sprint Capital Corp.:
7.625%, 1/30/2011	425,000	425,000
8.375%, 3/15/2012	170,000	171,275
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **	1,100,000	352,000
UCI Holdco, Inc., 10.276% ***, 12/15/2013 (PIK)	494,867	381,048
Universal City Development Partners, 11.75%, 4/1/2010	1,695,000	1,716,187

		26,404,905
Health Care 6.9%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017 (b)	835,000	747,325
Boston Scientific Corp., 6.0%, 6/15/2011	515,000	511,138
Community Health Systems, Inc., 8.875%, 7/15/2015	2,990,000	3,019,900
HCA, Inc.:
9.125%, 11/15/2014	535,000	549,712
9.25%, 11/15/2016	1,720,000	1,769,450
9.625%, 11/15/2016 (PIK)	565,000	569,944
HEALTHSOUTH Corp., 10.75%, 6/15/2016 (b)	305,000	327,875
IASIS Healthcare LLC, 8.75%, 6/15/2014	440,000	441,100
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	390,000	378,300
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	410,000	356,700
The Cooper Companies, Inc., 7.125%, 2/15/2015	680,000	652,800
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	480,000	430,800
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014 (b)	1,140,000	1,120,050

		10,875,094
Industrials 15.1%
Actuant Corp., 6.875%, 6/15/2017	290,000	284,200
Allied Security Escrow Corp., 11.375%, 7/15/2011	590,000	623,187
Allied Waste North America, Inc., 6.5%, 11/15/2010	575,000	577,875
American Color Graphics, Inc., 10.0%, 6/15/2010 **	655,000	117,900
American Color Graphics, Inc., 144A, Promissory Note due 9/15/2008 (d)	39,300	0
ARAMARK Corp.:
6.301% ***, 2/1/2015	475,000	441,750
8.5%, 2/1/2015	175,000	176,313
Baldor Electric Co., 8.625%, 2/15/2017 (b)	360,000	364,500
BE Aerospace, Inc., 8.5%, 7/1/2018	880,000	917,400
Belden, Inc., 7.0%, 3/15/2017	340,000	321,300
Bombardier, Inc., 144A, 6.75%, 5/1/2012	1,270,000	1,263,650
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	1,095,000	996,450
Building Materials Corp. of America, 7.75%, 8/1/2014	470,000	387,750
Cenveo Corp., 144A, 10.5%, 8/15/2016	360,000	351,900
Congoleum Corp., 8.625%, 8/1/2008 **	715,000	536,250
DRS Technologies, Inc.:
6.625%, 2/1/2016	265,000	272,950
6.875%, 11/1/2013	1,405,000	1,422,562
7.625%, 2/1/2018	1,175,000	1,236,687
Education Management LLC, 8.75%, 6/1/2014	345,000	314,381
Esco Corp.:
144A, 6.651% ***, 12/15/2013	40,000	37,600

144A, 8.625%, 12/15/2013		725,000	728,625
General Cable Corp.:
5.166% ***, 4/1/2015		530,000	458,450
7.125%, 4/1/2017 (b)		400,000	380,000
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		220,000	187,550
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		305,000	282,887
Harland Clarke Holdings Corp., 9.5%, 5/15/2015		340,000	266,900
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		1,270,000	863,600
144A, 11.5%, 5/1/2013		70,000	71,488
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		690,000	672,750
7.625%, 12/1/2013		905,000	886,900
9.375%, 5/1/2012		1,145,000	1,196,525
Kansas City Southern Railway Co.:
7.5%, 6/15/2009		465,000	470,231
8.0%, 6/1/2015		710,000	725,975
Mobile Services Storage Group, Inc., 9.75%, 8/1/2014		445,000	422,750
Moog, Inc., 144A, 7.25%, 6/15/2018		150,000	147,000
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014		570,000	544,350
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013		255,000	232,050
R.H. Donnelley Corp., 8.875%, 10/15/2017		1,240,000	638,600
RBS Global & Rexnord Corp., 9.5%, 8/1/2014		325,000	316,875
Seitel, Inc., 9.75%, 2/15/2014		230,000	204,125
Titan International, Inc., 8.0%, 1/15/2012		1,295,000	1,282,050
TransDigm, Inc., 7.75%, 7/15/2014		205,000	199,363
United Rentals North America, Inc.:
6.5%, 2/15/2012 (b)		750,000	669,375
7.0%, 2/15/2014		960,000	724,800
US Concrete, Inc., 8.375%, 4/1/2014		380,000	315,400
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		215,000	198,338

			23,731,562
Information Technology 5.8%
Alion Science & Technology Corp., 10.25%, 2/1/2015		345,000	236,325
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		1,120,000	907,200
L-3 Communications Corp.:
5.875%, 1/15/2015		1,150,000	1,083,875
Series B, 6.375%, 10/15/2015		1,085,000	1,038,887
7.625%, 6/15/2012		2,060,000	2,096,050
Lucent Technologies, Inc., 6.45%, 3/15/2029		1,235,000	858,325
MasTec, Inc., 7.625%, 2/1/2017		475,000	406,125
NXP BV, 7.713% ***, 10/15/2013	EUR	535,000	600,427
Sanmina-SCI Corp., 144A, 5.526% ***, 6/15/2010		171,000	169,290
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		695,000	620,288
SunGard Data Systems, Inc., 10.25%, 8/15/2015		890,000	896,675
Vangent, Inc., 9.625%, 2/15/2015		275,000	233,750

			9,147,217
Materials 16.4%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011 (b)		200,000	183,000
ARCO Chemical Co., 9.8%, 2/1/2020		2,955,000	2,142,375
Cascades, Inc., 7.25%, 2/15/2013		1,002,000	846,690
Chemtura Corp., 6.875%, 6/1/2016		745,000	629,525
Clondalkin Acquisition BV, 144A, 4.776% ***, 12/15/2013		465,000	385,950
CPG International I, Inc., 10.5%, 7/1/2013		760,000	585,200
Exopack Holding Corp., 11.25%, 2/1/2014		1,125,000	987,187

Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015		1,650,000	1,732,500
8.375%, 4/1/2017		2,510,000	2,660,600
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		715,527	535,751
144A, 10.698% ***, 12/31/2009		1,194,000	894,007
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		260,000	241,150
9.5%, 12/1/2011		285,000	289,275
Hexcel Corp., 6.75%, 2/1/2015		1,510,000	1,464,700
Huntsman LLC, 11.625%, 10/15/2010		1,738,000	1,798,830
Innophos, Inc., 8.875%, 8/15/2014		175,000	179,375
Jefferson Smurfit Corp., 8.25%, 10/1/2012		785,000	682,950
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		995,000	885,550
Metals USA Holdings Corp., 8.791% ***, 7/1/2012 (PIK)		235,000	212,088
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		180,000	109,800
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)		915,000	825,787
NewMarket Corp., 7.125%, 12/15/2016		810,000	785,700
NewPage Corp., 10.0%, 5/1/2012		680,000	659,600
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	400,000	539,874
Pliant Corp., 11.85% , 6/15/2009 (PIK)		3	3
Radnor Holdings Corp., 11.0%, 3/15/2010 **		180,000	225
Rhodia SA, 144A, 7.713% ***, 10/15/2013	EUR	410,000	550,364
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)		655,000	524,000
8.375%, 7/1/2012		340,000	298,350
Steel Dynamics, Inc.:
6.75%, 4/1/2015		295,000	275,088
7.375%, 11/1/2012		125,000	123,750
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		790,000	768,275
The Mosaic Co., 144A, 7.375%, 12/1/2014		2,220,000	2,295,773
Witco Corp., 6.875%, 2/1/2026		275,000	176,000
Wolverine Tube, Inc., 10.5%, 4/1/2009		600,000	552,000

			25,821,292
Telecommunication Services 14.5%
BCM Ireland Preferred Equity Ltd., 144A, 11.964% ***, 2/15/2017 (PIK)	EUR	391,295	278,206
Centennial Communications Corp.:
10.0%, 1/1/2013		260,000	270,400
10.125%, 6/15/2013		570,000	594,225
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		755,000	725,744
8.375%, 1/15/2014 (b)		395,000	373,769
Cricket Communications, Inc.:
9.375%, 11/1/2014		800,000	793,000
144A, 10.0%, 7/15/2015		730,000	733,650
Embratel, Series B, 11.0%, 12/15/2008		235,000	239,406
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		168,288	149,776
Hellas Telecommunications Luxembourg V, 144A, 8.463% ***, 10/15/2012	EUR	220,000	285,635

Intelsat Corp.:
144A, 9.25%, 8/15/2014		145,000	144,638
144A, 9.25%, 6/15/2016		2,065,000	2,044,350
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		870,000	860,212
iPCS, Inc., 4.926% ***, 5/1/2013		180,000	159,750
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		1,010,000	1,001,162

Millicom International Cellular SA, 10.0%, 12/1/2013		2,985,000	3,149,175
Nortel Networks Ltd.:
7.041% ***, 7/15/2011		680,000	630,700
144A, 10.75%, 7/15/2016		500,000	462,500
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014 (b)		435,000	398,547
Qwest Corp.:
7.25%, 9/15/2025		120,000	96,600
7.875%, 9/1/2011		1,210,000	1,200,925
8.875%, 3/15/2012		260,000	261,950
Rogers Communications, Inc., 6.8%, 8/15/2018		1,100,000	1,115,484
Rural Cellular Corp., 9.875%, 2/1/2010		950,000	973,750
Sprint Nextel Corp., 6.0%, 12/1/2016		360,000	328,500
Stratos Global Corp., 9.875%, 2/15/2013		260,000	270,400
Telesat Canada, 144A, 11.0%, 11/1/2015		1,010,000	929,200
US Unwired, Inc., Series B, 10.0%, 6/15/2012		775,000	813,750
Verizon Communications, Inc., 5.5%, 2/15/2018		1,150,000	1,099,846
Virgin Media Finance PLC:
8.75%, 4/15/2014		905,000	864,275
8.75%, 4/15/2014	EUR	570,000	756,778
West Corp., 9.5%, 10/15/2014		405,000	345,262
Windstream Corp., 7.0%, 3/15/2019		515,000	450,625

			22,802,190
Utilities 14.3%
AES Corp.:
8.0%, 10/15/2017		890,000	876,650
144A, 8.0%, 6/1/2020		710,000	679,825
144A, 8.75%, 5/15/2013		2,288,000	2,368,080
9.5%, 6/1/2009		635,000	649,287
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		3,285,000	3,449,250
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		405,000	416,568
CMS Energy Corp., 8.5%, 4/15/2011 (b)		2,045,000	2,150,544
Edison Mission Energy, 7.0%, 5/15/2017		930,000	890,475
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		1,080,000	1,105,650
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		315,000	315,788
Knight, Inc., 6.5%, 9/1/2012		325,000	321,750
Mirant Americas Generation LLC, 8.3%, 5/1/2011		1,250,000	1,275,000
Mirant North America LLC, 7.375%, 12/31/2013		280,000	277,900
NRG Energy, Inc.:
7.25%, 2/1/2014		825,000	813,656
7.375%, 2/1/2016		600,000	592,500
Oncor Electric Delivery Co., 7.0%, 9/1/2022		285,000	280,811
Orion Power Holdings, Inc., 12.0%, 5/1/2010		1,990,000	2,149,200
Regency Energy Partners LP, 8.375%, 12/15/2013		520,000	530,400
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		880,000	849,200
Sierra Pacific Resources:
6.75%, 8/15/2017		880,000	856,187
8.625%, 3/15/2014		155,000	162,115
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		1,590,000	1,586,025

			22,596,861

Total Corporate Bonds (Cost $231,418,379)			210,583,805
Loan Participation and Assignments 13.4%
Senior Loans ***
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.957%, 4/2/2014		197,500	180,465
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.707%, 6/30/2013		338,662	322,152

Alliance Mortgage Cycle Loan, Term Loan, LIBOR plus 7.25%, 10.457% , 6/4/2010**	466,667	0
Alltel Communication, Inc., Term Loan B1, LIBOR plus 2.75%, 5.957%, 5/15/2015	2,495,000	2,491,357
Aspect Software, Inc., Term Loan, LIBOR plus 2.5%, 5.707%, 6/29/2011	394,343	368,218
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.457%, 4/11/2015	81,000	79,046
Term Loan B, LIBOR plus 3.25%, 6.457%, 4/11/2015	532,325	519,485
Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013	90,341	44,794
Term Loan, 9.719%, 5/1/2013	28,865	14,312
Term Loan B, 9.719%, 11/1/2013	892,389	442,478
Charter Communications Operations:
Term Loan, LIBOR plus 2.0%, 5.207%, 3/6/2014	638,400	631,483
Term Loan B, LIBOR plus 3.25%, 6.457%, 4/27/2011	975,998	856,072
Community Health Systems, Inc.:
Term Delay Draw, LIBOR plus 2.25%, 5.457%, 7/25/2014	29,993	28,421
Term Loan, LIBOR plus 2.25%, 5.457%, 7/25/2014	586,450	555,702
Cricket Communications, Inc., Term Loan B, LIBOR plus 3.0%, 6.207%, 6/16/2013	538,626	533,240
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.707%, 10/10/2014	3,086,675	2,880,068
Term Loan B3, LIBOR plus 3.5%, 6.707%, 10/10/2014	2,004,850	1,867,017
Ford Motor Co., Term Loan, LIBOR plus 3.0%, 6.207%, 12/16/2013	390,000	303,984
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.457%, 9/16/2013	198,492	181,621
Georgia-Pacific Corp., Term Loan B1, LIBOR plus 2.0%, 5.207%, 12/20/2012	830,000	785,603
Golden Nugget, Term Loan, 5.73%, 6/16/2014	390,000	245,700
Graphic Packaging International, Inc., Term Loan, LIBOR plus 2.75%, 5.957%, 5/16/2014	830,000	803,602
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.207%, 3/26/2014	43,427	40,696
Term Loan B, LIBOR plus 2.0%, 5.207%, 3/26/2014	743,333	696,585
HCA, Inc., Term Loan A1, 4.301%, 11/18/2012	2,734,722	2,562,872
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 5.457%, 5/5/2013	965,448	833,452
Term Loan C2, LIBOR plus 2.25%, 5.457%, 5/5/2013	251,448	217,070
IASIS Healthcare LLC, 8.043%, 6/15/2014	461,198	405,854
Longview Power LLC:
Demand Draw, 5.063%, 4/1/2014	131,000	116,590
Letter of Credit, 5.063%, 4/1/2014	41,000	36,490
Term Loan B, 5.063%, 4/1/2014	113,000	100,570
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 6.207%, 11/5/2014	79,600	77,936
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.457%, 9/30/2014	330,415	253,180
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	153,680	138,312
Term Loan B, 6.149%, 8/23/2014	153,680	138,312
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	238,583	229,678
Term Loan B, LIBOR plus 3.0%, 6.207%, 10/31/2014	764,362	735,833
Tribune Co., Term Loan B, 5.786%, 5/24/2014	673,200	465,855

Total Loan Participation and Assignments (Cost $23,062,633)		21,184,105
Preferred Securities 0.5%
Financials
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (e)	685,000	581,579

Xerox Capital Trust I, 8.0%, 2/1/2027	235,000	223,757

Total Preferred Securities (Cost $891,641)		805,336

	Units	Value ($)

Other Investments 0.4%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $480,970)	775,000	620,000
	Shares	Value ($)

Common Stocks 0.0%
Materials
GEO Specialty Chemicals, Inc.*	14,091	11,977
GEO Specialty Chemicals, Inc. 144A*	1,283	1,091

Total Common Stocks (Cost $154,244)		13,068
Warrants 0.0%
Financials 0.0%
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	105,300	35,027
Industrials 0.0%
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*	1,640	0
Materials 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	60	0

Total Warrants (Cost $1)		35,027
Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0% *	2	1,300
Series AI, 144A, 12.0% *	15,000	97

Total Convertible Preferred Stocks (Cost $38,785)		1,397
Securities Lending Collateral 7.0%
Daily Assets Fund Institutional, 2.65% (f) (g) (Cost $11,048,748)	11,048,748	11,048,748
Cash Equivalents 0.8%
Cash Management QP Trust, 2.44% (f) (Cost $1,210,999)	1,210,999	1,210,999
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $268,306,400) †	155.7	245,502,485
Other Assets and Liabilities, Net	(6.7)	(10,569,922)
Notes Payable	(49.0)	(77,300,000)

Net Assets	100.0	157,632,563

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	10.457%	6/4/2010	466,667	USD	467,631	0
American Color Graphics, Inc.	10.0%	6/15/2010	655,000	USD	445,400	117,900
Congoleum Corp.	8.625%	8/1/2008	715,000	USD	600,300	536,250
Eaton Vance Corp., CDO II, Series C-X	13.68%	7/15/2012	5,807,673	USD	3,904,801	0
Quebecor World, Inc.	9.75%	1/15/2015	330,000	USD	330,000	148,500
Radnor Holdings Corp.	11.0%	3/15/2010	180,000	USD	117,163	225
Tropicana Entertainment LLC	9.625%	12/15/2014	1,100,000	USD	827,274	352,000
					6,692,569	1,154,875
***

Floating rate notes are securities whose yields vary with a designated market index or market rate such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as August 31, 2008.

†

The cost for federal income tax purposes was $269,506,502. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $24,004,017. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,167,063 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $25,171,080.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2008 amounted to $10,552,904 which is 6.7% of net assets.
(c)	Security has deferred its 6/15/2008 interest payment until 12/15/2008.
(d)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 9/15/2008. This security is deemed to be non-income producing.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
At August 31, 2008, the Fund had unfunded loan commitments of $53,662 which could be extended at the option of the borrower, pursuant to the following loan agreement:
			Unfunded Loan			Unrealized
Borrower			Commitment ($)		Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015			53,662		52,698	(964)

At August 31,2008, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

10/3/2007 10/20/2008	335,000[1]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(6,993)
10/4/2007 12/20/2008	355,000[2]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(8,078)
10/23/2007 12/20/2008	560,000[1]	Fixed — 3.0%	General Motors Corp., 7.125%, 7/15/2013	(12,041)
10/4/2007 12/20/2008	335,000[3]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(4,717)
10/5/2007 12/20/2008	200,000[1]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(2,785)
10/23/2007 12/20/2008	810,000[1]	Fixed — 3.4%	Ford Motor Co., 6.5%, 8/1/2018	(10,641)
11/20/2007 12/20/2008	370,000[4]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	2,076
2/14/2008 3/20/2009	1,110,000[4]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	10,241
2/26/2008 3/20/2009	850,000[4]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	12,881
10/23/2007 12/20/2009	299,000[1]	Fixed — 4.65%	Ford Motor Co., 6.5%, 8/1/2018	(47,549)
12/10/2007 12/20/2009	360,000[4]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(32,734)
Total net unrealized depreciation				(100,340)

At August 31,2008, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Unrealized Appreciation ($)

5/2/2008 6/20/2013	360,000[4]	Fixed — 7.25%	ARCO Chemical Co., 9.8%, 2/1/2020	30,276

Counterparties:
1	Morgan Stanley Co., Inc.
2	Citigroup Global Markets, Inc.
3	The Goldman Sachs & Co.
4	Merrill Lynch Pierce, Fenner & Smith

At August 31, 2008, the Fund had the following forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	3,471,400	USD	5,315,234	9/18/2008	227,268
EUR	265,900	USD	390,200	9/18/2008	476
Total unrealized appreciation					227,744

Currency Abbreviations
EUR	Euro	USD	United States Dollar

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 12,259,747	$ -
Level 2	231,047,000	156,716
Level 3	2,195,738	-
Total	$ 245,502,485	$ 156,716

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at August 31, 2008.

Investments in Securities
Balance as of December 1, 2007	$ 787,625
Total realized gain (loss)	2,705
Change in unrealized appreciation (depreciation)	(348,631)
Amortization Premium/Discount	8,988
Net purchases (sales)	1,086,301
Net transfers in (out) of Level 3	658,750
Balance as of August 31, 2008	$ 2,195,738

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008